Consolidated Statement of Changes in Equity (Parenthetical) $ in Millions	Jan. 01, 2019 USD ($)
IFRIC 23 | Changes in accounting policy required by IFRSs
Decrease in income tax payable	$ (51)
Decrease in trade and other payables	(3)
Increase in retained earnings	$ 54